UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2008

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia      May 14, 2008
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $462,525 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc	     COM	02209S103  3,415    150,000    SH 	SOLE  01 02 03 04 05 06 07  150,000
BEA Sys Inc		     COM	073325102  46,158   2,350,000  SH 	SOLE  01 02 03 04 05 06 07  2,350,000
Choicepoint Inc		     COM	170388102  8,300    170,000    SH 	SOLE  01 02 03 04 05 06 07  170,000
Coeur D Alene Mines Corp Ida COM	192108108  45,123   10,889,543 SH 	SOLE  01 02 03 04 05 06 07  10,889,543
Collagenex Pharmaceuticals I COM	19419B100  17,845   1,050,000  SH 	SOLE  01 02 03 04 05 06 07  1,050,000
Encysive Pharmaceuticals Inc COM	29256X107  6,026    2,500,000  SH 	SOLE  01 02 03 04 05 06 07  2,500,000
Getty Images Inc	     COM	374276103  11,487   350,000    SH 	SOLE  01 02 03 04 05 06 07  350,000
Image Entmt Inc		     COM NEW	452439201  345	    200,000    SH 	SOLE  01 02 03 04 05 06 07  200,000
iShares Silver Trust	     ISHARES	46428Q109  53,132   303,236    SH 	SOLE  01 02 03 04 05 06 07  303,236
I-Trax Inc		     COM NEW	45069D203  2,743    500,000    SH 	SOLE  01 02 03 04 05 06 07  500,000
Mirant Corp New		     COM	60467R100  393	    10,531     SH 	SOLE  01 02 03 04 05 06 07  10,531
Navteq Corp		     COM	63936L100  20,924   300,000    SH 	SOLE  01 02 03 04 05 06 07  300,000
Performance Food Group Co    COM	713755106  9,053    270,100    SH 	SOLE  01 02 03 04 05 06 07  270,100
Restoration Hardware Inc Del COM	760981100  7,344    1,650,000  SH 	SOLE  01 02 03 04 05 06 07  1,650,000
Rio Tinto PLC		     SPONS ADR	767204100  42,241   100,000    SH 	SOLE  01 02 03 04 05 06 07  100,000
Sigmatel Inc		     COM	82661W107  1,482    500,000    SH 	SOLE  01 02 03 04 05 06 07  500,000
Streettracks Gold TR	     GOLD SHS	863307104  41,729   450,000    SH 	SOLE  01 02 03 04 05 06 07  450,000
Synplicity Inc		     COM	87160Y108  3,212    400,000    SH 	SOLE  01 02 03 04 05 06 07  400,000
Telefonos de Mexico S A B    SPON ADR L 879403780  2,314    60,000     SH 	SOLE  01 02 03 04 05 06 07  60,000
Trane Inc		     COM	892893108  16,948   360,000    SH 	SOLE  01 02 03 04 05 06 07  360,000
UAP Hldg Corp		     COM	903441103  17,695   450,000    SH 	SOLE  01 02 03 04 05 06 07  450,000
WJ Communications Inc	     COM	929284107  979	    1,000,000  SH 	SOLE  01 02 03 04 05 06 07  1,000,000
Yahoo Inc		     COM	984332106  33,678   1,135,000  SH 	SOLE  01 02 03 04 05 06 07  1,135,000
Disney Walt Co		     COM DISNEY	254687106  7,248    225,100    SH 	SOLE  02 03 04 05 06 07     225,100
Ingersoll-Rand Company Ltd   CL A	G4776G101  8,009    175,100    SH 	SOLE  02 03 04 05 06 07     175,100
IPC Hldgs Ltd		     ORD	G4933P101  7,427    258,500    SH 	SOLE  02 03 04 05 06 07     258,500
Johnson & Johnson	     COM	478160104  7,102    106,700    SH 	SOLE  02 03 04 05 06 07     106,700
Mattel Inc		     COM	577081102  8,847    433,300    SH 	SOLE  02 03 04 05 06 07     433,300
Merck & Co Inc		     COM	589331107  2,107    54,100     SH 	SOLE  02 03 04 05 06 07     54,100
Montpelier Re Holdings Ltd   SHS	G62185106  10,744   652,400    SH 	SOLE  02 03 04 05 06 07     652,400
Odyssey Re Hldgs Corp	     COM	67612W108  2,924    77,550     SH 	SOLE  02 03 04 05 06 07     77,550
Partnerre Ltd		     COM	G6852T105  9,042    115,500    SH 	SOLE  02 03 04 05 06 07     115,500
Pfizer Inc		     COM	717081103  6,509    303,100    SH 	SOLE  02 03 04 05 06 07     303,100
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